Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0001958133
Registrant Name	Decent Holding Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A